Summary of Gross Unrealized Losses Based On Ratio of Fair Value to Amortized Cost (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	$ 48	$ 363	$ 18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	193	189	243
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	241	552	261
Unrealized Losses Of Securities Twelve Months Or More [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	49
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	192
99.9% - 80.0% [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	49	363	18
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	131	107	85
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	180	470	103
Less than 80.0% [Member] | Residential mortgage-backed securities [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	11	21	50
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	11	21	50
Less than 80.0% [Member] | Other asset-backed securities [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	50	61	72
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	50	61	72
Less than 80.0% [Member] | Other [Member]
Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year			36
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total			$ 36